Convertible debentures (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 2,898,358
Liability component at issuance	804,578
Effective interest accretion	178,624
Total of Convertible debentures	3,881,560
Repayment of debentures including accommodation fees, in cash	(358,500)
Conversion into common shares	(3,523,060)
2020 Convertible loan
Disclosure of detailed information about borrowings [line items]
Liability component at issuance	804,578
Effective interest accretion	22,982
Total of Convertible debentures	827,560
Conversion into common shares	(827,560)
2018 Convertible debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,898,358
Effective interest accretion	155,642
Total of Convertible debentures	3,054,000
Repayment of debentures including accommodation fees, in cash	(358,500)
Conversion into common shares	$ (2,695,500)